Share Capital (Details)		12 Months Ended
	May 29, 2025 $ / shares shares	Jun. 30, 2025 $ / shares shares		Jul. 01, 2024 $ / shares	Jun. 30, 2024 $ / shares shares [1]	May 06, 2024 shares
Share Capital [Line Items]
Shares of par value (in Dollars per share) | $ / shares		$ 0.0015	[1]	$ 0.1	$ 0.0015
Number of issued shares		1,765,256	[1]		1,765,256	7,503,858
Number of vote per ordinary share		1
Ordinary Share [Member]
Share Capital [Line Items]
Shares of par value (in Dollars per share) | $ / shares	$ 0.0015
Number of issued shares	1
Ordinary Share [Member] | Bottom of range [member]
Share Capital [Line Items]
Number of issued shares	1
Ordinary shares	1,765,256
Ordinary Share [Member] | Top of range [member]
Share Capital [Line Items]
Number of issued shares	15
Ordinary shares	26,437,500

[1]	Retrospectively restated for effect of reverse share split at a ratio 1 for 15 on May 29, 2025 as disclosed in Note 13.